SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - CLOSURE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Amount of charge for closing facility	$ (2,425)